EARNINGS (LOSS) PER SHARE (EPS)	6 Months Ended
Jun. 30, 2019
EARNINGS (LOSS) PER SHARE (EPS)
EARNINGS (LOSS) PER SHARE (EPS)

NOTE 8 — EARNINGS (LOSS) PER SHARE (“EPS”)

	2019	2018
Six months ended 30 June	US$’000	US$’000
Loss for periods used to calculate basic and diluted EPS	(27,645)	(73,593)
Earnings per share (cents)	(4.0)	(20.6)

	Number	Number
	of shares	of shares
a) -Weighted average number of ordinary shares outstanding during the period used in calculation of basic EPS (1)	687,404,775	357,306,968
b) -Incremental shares related to options and restricted share units(2)	—	—
c) -Weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS	687,404,775	357,306,968

(1)	All share numbers have been retroactively adjusted for the 2018 periods to reflect the Company’s one-for-ten share consolidation in December 2018, as described in Note 15.
(2)

Incremental shares related to restricted share units were excluded from 30 June 2019 and 2018 weighted average number of ordinary shares outstanding during the period used in calculation of diluted EPS as the outstanding shares would be anti-dilutive to the loss per share calculation for the period then ended.